Property, Equipment and Leasehold Improvements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Equipment and Leasehold Improvements (Tables) [Line Items]
Schedule property, equipment and leasehold improvements

	(in thousands)
	June 30, 2022	December 31, 2021
Furniture / Fixtures	$743	$159
Computer equipment	3,490	708
Vehicles	106	106
Leasehold improvements	409	731

Subtotal	4,748	1,704
Less accumulated depreciation	(762)	(779)

Property, equipment and leasehold improvements, net	$3,986	$925

	(in thousands)
	December 31, 2021	December 31, 2020
Furniture/Fixtures	$159	$153
Computer equipment	708	306
Vehicles	106	106
Leasehold improvements	731	409

Subtotal	1,704	974
Less: Accumulated depreciation	(779)	(297)

Property, equipment and leasehold improvements, net	$925	$677